Offerings	Sep. 08, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants or Subscription Rights
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,236,380.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 446.94
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, and such indeterminate number of warrants or subscription rights to purchase common stock or preferred stock as shall have an aggregate initial offering price not to exceed $45,000,000. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. The securities registered also include such indeterminate amounts and numbers of common stock, preferred stock, and securities as may be issued upon conversion of or exchange for preferred stock or other securities that provide for conversion or exchange, upon exercise of warrants or subscription rights, or pursuant to the antidilution provisions of any such securities. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to the registration statement of which this Exhibit 107 is a part exceed $45,000,000, inclusive of any exercise price thereof. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement consist of $41,763,620 of unsold securities (the "Carry Forward Securities") previously registered and offered by the registrant pursuant to the Registration Statement on Form S-3 (File No. 333-275088), which was declared effective on October 30, 2023 (the "Prior Registration Statement"). In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $6,642.00 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) with respect to an aggregate of $45,000,000 of securities, of which $6,164.31 is allocated to the Carry Forward Securities. None of the Carry Forward Securities have been sold as of the filing of this registration statement. The filing fees associated with the Carry Forward Securities are hereby carried forward to be applied to the Carry Forward Securities registered hereunder, and no additional filing fee is due with respect to the Carry Forward Securities in connection with the filing of this registration statement. The $3,236,380 of securities newly registered under this registration statement is subject to a registration fee of $446.95, calculated at the fee rate in effect on the date of filing. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Carry Forward Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated dollar amount of Carry Forward Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of Carry Forward Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. Including such indeterminate amount of common stock as may be issued from time to time at indeterminate prices or upon conversion of preferred stock registered hereby or upon exercise of warrants registered hereby or upon exercise of subscription rights registered hereby, as the case may be. In the event of a stock split, stock dividend or recapitalization involving the common stock, the number of shares registered shall automatically be adjusted to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act. Including such indeterminate amount of preferred stock as may be issued from time to time at indeterminate prices or upon conversion of common stock, preferred stock registered hereby or upon exercise of warrants registered hereby or upon exercise of rights or units registered hereby, as the case may be. Warrants and subscription rights may be sold separately or together with any of the securities registered hereby and may be exercisable for shares of common stock, preferred stock or units registered hereby. Because the warrants and subscription rights will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. Because the units will provide a right only to purchase such securities offered hereunder, no additional registration fee is required
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, Par Value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275088
Carry Forward Initial Effective Date	Oct. 30, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275088
Carry Forward Initial Effective Date	Oct. 30, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants or Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-275088
Carry Forward Initial Effective Date	Oct. 30, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275088
Carry Forward Initial Effective Date	Oct. 30, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 41,763,620.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275088
Carry Forward Initial Effective Date	Oct. 30, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,164.31